Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT AND REVENUE ANALYSIS

Note 15 – SEGMENT AND REVENUE ANALYSIS

The Company is engaged in the business of manufacturing and selling of pet food and restaurant operations.

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including pet food sales and restaurant business operations.

Certain entity-wide disclosures relating to revenues for the years ended December 31, 2021, 2020 and 2019 are as follows:

	For the year ended December 31, 2021
	Pet food sales	Restaurant business	Total
Revenue	$485,426	$606,463	$1,091,889
Net loss	$(5,500,345)	$(1,215,613)	$(6,715,958)
Depreciation and amortization	$395,094	$13,646	$408,740
Capital expenditure	$-	$-	$-
Total assets	$26,969,867	$5,078,090	$32,047,957

	For the year ended December 31, 2020
	Pet food sales	Restaurant business	Total
Revenue	$815,225	$-	$815,225
Net loss	$(874,668)	$-	$(874,668)
Depreciation and amortization	$391,351	$-	$391,351
Capital expenditure	$47,086	$-	$47,086
Total assets	$18,452,910	$-	$18,452,910

	For the year ended December 31, 2019
	Pet food sales	Restaurant business	Total
Revenue	$12,648,255	$-	$12,648,255
Net loss	$(8,625,427)	$-	$(8,625,427)
Depreciation and amortization	$517,528	$-	$517,528
Capital expenditure	$121,560	$-	$121,560
Total assets	$15,087,210	$-	$15,087,210

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2021	2020	2019
Overseas sales	$134,896	$226,385	$9,995,136
Domestic sales	319,061	574,921	2,711,445
Electronic commerce	34,590	16,708	83,779
Restaurant revenue	606,463	-	-
Less: Sale tax and addition	(3,121)	(2,789)	(142,105)
Total net revenue	$1,091,889	$815,225	$12,648,255

The net revenue generated from different product lines and services is set forth as following:

	For the Years Ended December 31,
	2021	2020	2019
Pet chews	$46,112	$59,096	$6,469,755
Dried pet snacks	293,325	317,392	4,617,742
Wet canned pet food	10,760	84,117	1,310,001
Dental health snacks	6,127	19,915	305,452
Baked pet biscuits	-	3,132	87,410
Restaurant revenue	606,463	-	-
Others	132,223	334,362	-
Less: Sales tax and addition	(3,121)	(2,789)	(142,105)
Total net revenue	$1,091,889	$815,225	$12,648,255

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2021	2020	2019
South Korea	$37,320	$34,378	$1,335,791
China	353,651	713,257	2,662,247
United Kingdom	-	-	1,573,546
Germany	-	-	2,062,110
U.S.	606,463	-	-
Other countries	97,576	70,379	5,156,666
Less: Sales tax and addition	(3,121)	(2,789)	(142,105)
Total net revenue	$1,091,889	$815,225	$12,648,255

“Other countries” are comprised of all countries whose revenue, individually, was less than 10% of the Company’s total revenue.

The Company’s long-lived assets associated with pet food business are substantially located in the PRC. The Company’s long-lived assets associated with restaurant business operations are located in the United States.